UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          B.L. Corp.
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   Address:       7 Todd Pond Rd, P.O. Box 309
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                  Lincoln MA 01773
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Form 13F File Number: 28-11870
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Hesse
         -------------------------------
Title:    Compliance Office
         -------------------------------
Phone:    201-782-3321
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Signature, Place, and Date of Signing:

         /s/ William Hesse            Woodcliff Lake, NJ   April 3, 2007
   -------------------------------    ------------------   ---------------

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  14
                                        --------------------

Form 13F Information Table Value Total:  84,514
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
                                    FORM 13F INFORMATION TABLE
      COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------- --------- -------- ---------------------- ------------ ---------- -----------------------
                           TITLE                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- --------- --------- -------- --------- ----- ------ ------------ ---------- ------- ------- -------
APPLE INC                  COM      037833100   27,873   300,000   SH           SOLE                  300,000
COMCAST CORP NEW           COM      20030N101    3,114   120,000   SH           SOLE                  120,000
EVERGREEN SOLAR INC        COM      30033R108    3,744   384,000   SH           SOLE                  384,000
FIBERTOWER CORP COM        COM      31567R100      202    39,000   SH           SOLE                   39,000
GOOGLE INC                 COM      38259P508   12,370    27,000   SH           SOLE                   27,000
HELMERICH & PAYNE          COM      423452101    6,068   200,000   SH           SOLE                  200,000
HERCULES OFFSHORE          COM      427093109    3,939   150,000   SH           SOLE                  150,000
INFOSPACE INC              COM      45678T201      975    38,000   SH           SOLE                   38,000
RF MICRO DEVICES INC       COM      749941100    2,492   400,000   SH           SOLE                  400,000
ROWAN COS INC              COM      779382100   10,975   338,000   SH           SOLE                  338,000
SUNTECH PWR HLDGS CO       COM      86800C104    3,461   100,000   SH           SOLE                  100,000
UNITED PARCEL SVC          COM      911312106    2,944    42,000   SH           SOLE                   42,000
VERTEX PHARMACEUTCLS       COM      92532F100    2,468    88,000   SH           SOLE                   88,000
VIRGIN MEDIA INC           COM      92769L101    3,889   154,000   SH           SOLE                  154,000